Schedule of marketable securities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current investments	R$ 1,724	R$ 3,360
[custom:LongTermSecurities-0]	354	765
[custom:ShortTermAndLongTermSecurities-0]	2,078	4,125
Bank Certificate Of Deposit C D B [Member]
IfrsStatementLineItems [Line Items]
Current investments	101	545
Financial Notes Banks [Member]
IfrsStatementLineItems [Line Items]
Current investments	1,417	2,074
[custom:LongTermSecurities-0]	348	730
Treasury financial notes [member]
IfrsStatementLineItems [Line Items]
Current investments	178	731
Other Investment [Member]
IfrsStatementLineItems [Line Items]
Current investments	28	10
[custom:LongTermSecurities-0]	1	10
Debentures [Member]
IfrsStatementLineItems [Line Items]
[custom:LongTermSecurities-0]	R$ 5	R$ 25